Other current financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other current financial liabilities,
Summary of other current financial liabilities

		12/31/2021
in EUR	12/31/2022	Restated*
Customers with credit balances	—	104,967
Financial liabilities due to third parties	946,606	2,387,683
Invoices not yet received	5,596,090	5,330,275
Miscellaneous other financial liabilities	215,608	191,253
Total	6,758,304	8,014,179

* Certain amounts for 2021 have been restated; see Note 2.4